Employee Benefit Plans and Defined Benefit Pension Planss - Benefit pension plan (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net periodic benefit cost:
Service cost		$ 0.2	$ 0.6	$ 0.8	$ 0.8
Interest cost	$ 0.3	0.3	1.1	1.0	1.0
Expected return on plan assets	(0.4)	(0.4)	1.5	1.5	1.5
Amortization of unrecognized actuarial loss	0.1	0.3	(1.1)	(1.0)	(1.2)
Total net periodic benefit cost		0.4	1.7	1.4	1.6
Expected net periodic benefit cost	$ 0.0
Cost of Goods Sold
Net periodic benefit cost:
Total net periodic benefit cost		0.2	0.4	0.5	0.6
Selling, general and administrative expense
Net periodic benefit cost:
Total net periodic benefit cost		$ 0.2	$ 1.3	$ 0.9	$ 1.0